BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Tables)	9 Months Ended
Sep. 30, 2025
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Schedule of balances and transactions with related parties

CURRENT ASSETS		September 30,	December 31,
Trade receivables		2025	2024
OPH	Joint venture	93	56
		93	56

CURRENT LIABILITIES		September 30,	December 31,
Trade payables		2025	2024
La Capital Cable	Associate	373	252
OPH	Joint venture	1,675	581
		2,048	833
Other liabilities
OPH	Joint venture	—	3,672
		—	3,672
NON - CURRENT LIABILITIES
Other liabilities
OPH	Joint venture	—	3,361
		—	3,361

CURRENT ASSETS	September 30,	December 31,
Trade receivables	2025	2024
Other related parties	2,436	2,287
	2,436	2,287
Other receivables
Other related parties	3	773
	3	773
CURRENT LIABILITIES
Trade payables
Other related parties	13,075	14,812
	13,075	14,812

●  Associates and joint ventures

	Transaction	Kind of related party	Nine month period ended September 30,
			2025	2024

			Profit (loss)
			Revenues
La Capital Cable	Services revenues and other revenues	Associate	99	188
Ver TV	Services revenues and other revenues	Associate	—	65
OPH	Services revenues and other revenues	Joint venture	503	298
			602	551
			Operating costs
La Capital Cable	Fees for services	Associate	(1,599)	(962)
			(1,599)	(962)

●  Other Related parties

	Transaction	Nine month period ended September 30,
		2025	2024

		Profit (loss)
		Revenues
Other related parties	Services and advertising revenues	4,747	5,331
		4,747	5,331
		Operating costs
Other related parties	Programming costs	(33,514)	(40,423)
Other related parties	Editing and distribution of magazines	(2,895)	(3,998)
Other related parties	Advisory services	(8,650)	(4,839)
Other related parties	Advertising purchases	(2,212)	(1,689)
Other related parties	Other purchases and commissions	(7,968)	(4,756)
		(55,239)	(55,705)